Income Taxes - Components of Current Taxes (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	17.90%	20.90%	28.00%
Israel [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	23.00%	23.00%	24.00%
U.S. [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	21.20%	21.20%	31.70%
Canada [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes	25.00%	25.00%	25.00%
U.K. [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes			20.00%
Ireland [Member]
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Current taxes			12.50%